Total
Advisors Capital US Dividend Fund
Summary Section – Advisors Capital Total Return – Equity Fund
Investment Objective
The Advisors Capital Total Return – Equity Fund (the "Fund") seeks total return.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisors Capital US Dividend Fund Advisors Capital US Dividend Fund Shares
Management Fees	1.62%	[1]
Distribution 12b-1 Fees	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.88%
[1]	Management fees restated to reflect current fees.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisors Capital US Dividend Fund | Advisors Capital US Dividend Fund Shares | USD ($)	191	591	1,016	2,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 12.70% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in dividend-paying common stock of U.S. companies. The Fund defines U.S. companies as those domiciled in the U.S., deriving a majority of revenue or profits from the U.S., maintaining a majority of assets in the U.S., or listed on a U.S. stock exchange. The Fund invests in companies of any capitalization. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor").

The Sub-Advisor seeks total returns composed of income and long-term capital appreciation by investing primarily in S&P 500 common stocks that regularly pay dividends. The Sub-Advisor selects investments based on higher relative dividend yields, dividend growth potential, and anticipated stock price appreciation. The Sub-Advisor identifies potential for dividend growth by reviewing a company’s dividend history, dividend policy, capital allocation policy, and company free cash flow projections. Income from dividends is expected to represent a relatively smaller portion of total return when compared to long-term capital appreciation. The Sub-Advisor identifies potential for stock price appreciation by examining fundamental factors including projected industry revenue growth, anticipated company earnings growth, and valuation criteria. The Sub-Advisor's philosophy is to invest long-term in what it believes are attractively-valued, conservatively-structured, competitively-advantaged, dynamic companies with growing free cash flow and honest, competent leadership. These companies are selected based on fundamental macro and micro-level analysis. Selected companies will typically have stronger balance sheets, better profitability, and lower earnings volatility relative to peers. The Sub-Advisor uses SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources to gather information used in the fundamental analysis.

The Fund is typically structured with 30 to 50 stocks spread across seven to ten sectors. The Fund is diversified, invested in multiple industries, and the Sub-Advisor uses statistical analysis to avoid what it believes are over exposures to individual risk factors. The Sub-Advisor regularly reviews each of the companies in the portfolio to confirm that each company's stock continues to hold promise for future appreciation. The Fund is expected to have low annual turnover. Each investment has an intended two- to four-year time frame, although investments may be held longer if the company's fundamentals remain favorable, or sold earlier if the fundamentals weaken. The Sub-Advisor expects the Fund to have a better-than-market dividend yield with lower downside risk when compared to the S&P 500 Index. The Sub-Advisor focuses primarily on companies which regularly generate free cash flow even in weaker economic environments. Further, these investments feature companies with less debt in their capital structure and which have higher average profitability versus benchmark index averages. The Sub-Advisor believes these criteria will provide for less downside risk as measured by downside capture over the full market cycle. Downside capture ratio is the performance of the Fund relative to an index in a negative return environment.

The Sub-Advisor sells a stock when it reaches the Sub-Advisor's estimate of intrinsic value, when there is a more attractively priced stock as an alternative, when the fundamentals of the business have changed, or when the Sub-Advisor determines that management of the company is not enhancing shareholder value. The Sub-Advisor reviews a company’s return on invested capital (ROIC) compared to the company’s weighted average cost of capital (WACC). The Sub-Advisor believes that companies with ROIC below their WACC are not enhancing shareholder value.

The Principal Risks of Investing in the Fund
Performance History

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns. The bar chart shows changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-888-247-3841.

Annual Total Return (For the period ended December 31, 2023)

Best Quarter (12/31/23) +11.42% Worst Quarter (6/30/22) -15.94%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/23
Average Annual Total Returns - Advisors Capital US Dividend Fund	1 Year	Since Inception	Inception Date
Advisors Capital US Dividend Fund Shares	17.26%	2.56%	Mar. 19, 2021
Advisors Capital US Dividend Fund Shares | After Taxes on Distributions	17.18%	2.53%	Mar. 19, 2021
Advisors Capital US Dividend Fund Shares | After Taxes on Distributions and Sales	10.22%	1.95%	Mar. 19, 2021
S&P 500® Index (does not reflect deductions for fees, expenses or taxes)	26.29%	9.06%	Mar. 19, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisors Capital US Dividend Fund | Common Stock Risk [Member]

Common Stock Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Advisors Capital US Dividend Fund | General Risks [Member]

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Advisors Capital US Dividend Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund
Advisors Capital US Dividend Fund | Growth Investing Risk [Member]
Growth Investing Risk. If the Sub-Advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
Advisors Capital US Dividend Fund | Management Risk [Member]

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies, the Sub-Advisor has not managed a mutual fund.

Advisors Capital US Dividend Fund | Sector Risk [Member]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times. Financial sector companies are often subject to extensive governmental regulation and the potential for additional burdensome regulation. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and product liability claims. Information technology companies face intense competition and potentially rapid product obsolescence.

Advisors Capital US Dividend Fund | Small And Mid Capitalization Companies Risk [Member]

Small- and Mid-Capitalization Companies Risk. The Fund invests in the stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small- and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small- and mid-capitalization companies are normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Advisors Capital US Dividend Fund | Value Investing Risk [Member]

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Sub-Advisor to be undervalued may actually be appropriately priced.

Advisors Capital Small/Mid Cap Fund
Summary Section – Advisors Capital Small/Mid Cap Fund
Investment Objective
The Advisors Capital Small/Mid Cap Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisors Capital Small/Mid Cap Fund Advisors Capital Small/Mid Cap Fund Shares
Management Fees	1.62%	[1]
Distribution 12b-1 Fees	0.25%
Total Annual Fund Operating Expenses	1.87%
[1]	Management fees restated to reflect current fees.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund Shares | USD ($)	190	588	1,011	2,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 14.64% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in the securities of small- capitalization and mid-capitalization companies. The Fund defines small- and mid-capitalization companies as those with market capitalizations of less than $7 billion at the time of purchase. The Fund invests primarily in companies located in the United States, but may invest in foreign issuers. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor").

The Sub-Advisor's philosophy is to invest long-term in what it believes are relatively attractively-valued, conservatively-structured, competitively-advantaged, dynamic companies with growing free cash flow and honest, competent leadership. These companies generate excess operating cash flow above capital expenditures, and have lower volatility in those cash flows relative to peers. Typically, companies are focused on one business and exhibit dominance within a specialized niche. The Sub-Advisor determines dominance by reviewing a company’s market share in its industry compared to peers as well as comparing the company’s profitability metrics relative to industry averages. Other factors such as brand recognition and unique business model can also play a role in dominance assessment. The Sub-Advisor believes that dominant companies typically have higher market share, exercise more pricing power, have better operating profit margins, and exhibit superior profitability metrics compared to peers over the full market cycle.

The Sub-Advisor's investment process is largely bottom up. Quantitative screening is used to identify both growth and value companies that meet the Sub-Advisor's criteria. The companies that pass quantitative screens are then reviewed using qualitative screens. Qualitative metrics are industry position, management team skill, and business strategy viability. Companies with negative attributes such as a high level of institutional ownership, multiple business segments, and inconsistent cash flows are typically avoided. Industry position primarily refers to market share of a company and market share rank relative to competitors, but could also refer to a unique business model not easily duplicated by competitors. The Sub-Advisor constructs the portfolio using a focused, relatively sector-neutral portfolio of approximately 30-45 names diversified across seven to ten sectors using statistical technique to avoid what it believes are over exposures to individual risk factors. The resulting portfolio is comprised of both growth and value companies.

The Sub-Advisor regularly reviews each of the companies in the portfolio to confirm that each company's stock continues to hold promise of future appreciation. The Sub-Advisor sells stocks that it no longer believes hold such promise. The Sub-Advisor strives to achieve an excess return over the CRSP US Small Cap Index with lower risk as measured by the downside capture ratio.

The Principal Risks of Investing in the Fund
Performance History

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns. The bar chart shows changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with a broad measure of market performance along with a supplemental measure of small-cap equity market performance and small to mid-cap equity market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-888-247-3841.

Annual Total Return (For the period ended December 31, 2023)

Best Quarter (12/31/23) +9.23% Worst Quarter (6/30/22) -16.16%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/23
Average Annual Total Returns - Advisors Capital Small/Mid Cap Fund		1 Year	Since Inception	Inception Date
Advisors Capital Small/Mid Cap Fund Shares		22.38%	(2.38%)	Mar. 19, 2021
Advisors Capital Small/Mid Cap Fund Shares | After Taxes on Distributions		22.38%	(2.38%)	Mar. 19, 2021
Advisors Capital Small/Mid Cap Fund Shares | After Taxes on Distributions and Sales		13.25%	(1.81%)	Mar. 19, 2021
S&P 500® Index (does not reflect deductions for fees, expenses or taxes)	[1]	26.29%	9.06%	Mar. 19, 2021
CRSP US Small Cap Index (does not reflect deductions for fees, expenses or taxes)		18.09%	0.87%	Mar. 19, 2021
Russell 2500TM Index (does not reflect deductions for fees, expenses or taxes)		17.42%	0.20%	Mar. 19, 2021
[1]	The Fund has selected the S&P 500 Index as its broad measure of market performance to comply with recent regulatory changes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisors Capital Small/Mid Cap Fund | Common Stock Risk [Member]

Common Stock Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Advisors Capital Small/Mid Cap Fund | General Risks [Member]

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Advisors Capital Small/Mid Cap Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Advisors Capital Small/Mid Cap Fund | Growth Investing Risk [Member]
Growth Investing Risk. If the Sub-Advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.
Advisors Capital Small/Mid Cap Fund | Management Risk [Member]

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies, the Sub-Advisor has not managed a mutual fund.

Advisors Capital Small/Mid Cap Fund | Sector Risk [Member]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times. Financial sector companies are often subject to extensive governmental regulation and the potential for additional burdensome regulation. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and product liability claims. Information technology companies face intense competition and potentially rapid product obsolescence. Industrial sector companies may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general as well as technological developments and introduction of new products.

Advisors Capital Small/Mid Cap Fund | Small And Mid Capitalization Companies Risk [Member]

Small-and Mid-Capitalization Companies Risk. The Fund invests in the stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small-and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small-and mid-capitalization companies are normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Advisors Capital Small/Mid Cap Fund | Value Investing Risk [Member]

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Sub-Advisor to be undervalued may actually be appropriately priced.

Advisors Capital Small/Mid Cap Fund | Foreign Risk [Member]

Foreign Risk. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Advisors Capital Tactical Fixed Income Fund
Summary Section – Advisors Capital Tactical Fixed Income Fund
Investment Objective
The Advisors Capital Tactical Fixed Income Fund (the "Fund") seeks total return with capital preservation as a secondary objective.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisors Capital Tactical Fixed Income Fund Advisors Capital Tactical Fixed Income Fund Shares
Management Fees	1.62%	[1]
Distribution 12b-1 Fees	0.25%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	2.04%
[1]	Management fees restated to reflect current fees.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund Shares | USD ($)	207	640	1,098	2,369

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 56.70% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in fixed-income securities. The Fund defines fixed-income securities as fixed or floating rate cash equivalents, debt instruments, preferred stock, and exchange-traded funds ("ETFs") that primarily invest in the preceding instruments. Fixed income securities are selected without restriction as to maturity, credit quality (including high yield or junk bonds), currency, issuer country or capitalization. However, preferred stocks are limited to 30% of the Fund's portfolio. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor"). The Sub-Advisor primarily employs a fund-of-funds strategy by using ETFs.

The Sub-Advisor seeks total return with capital preservation as a secondary objective by employing an opportunistic and unconstrained investment strategy to access the what it believes to be the most attractive total return opportunities based on prevailing market conditions. However, the Fund will comply with its 80% investment policy. Unconstrained is intended to allow for a broad spectrum of investment instruments, not limited to investment grade, high yield, corporates or preferred stocks. Prevailing market conditions refers to the current market environment including, but not limited to such factors to as interest rates, credit spreads and the macroeconomic outlook. The Sub-Advisor conducts a macro environment analysis before reviewing fundamental research and applying proprietary internal value screens for potential investments, including a credit analysis screen.

The Sub-Advisor's ongoing review process focuses on:

·	Continuous review of global macro environment
·	Position specific evaluations
·	Assessment of composite volatility and portfolio returns

To maintain the secondary investment objective of capital preservation, the Sub-Advisor may invest in cash equivalents and/or any other security or ETF with similar capital preservation characteristics at the Sub-Advisor's discretion. The Sub-Advisor is unconstrained in the allocation to such investments and may invest up to 100% of the portfolio in such "defensive" positions. The Sub-Advisor may also invest up to 20% of the Fund's assets in inverse ETFs in an effort to hedge risks such as interest rate risk. Inverse funds are designed to deliver performance opposite of that of a benchmark index.

The Sub-Advisor sells securities when it believes they are not consistent with the primary and/or secondary investment objective as discussed above. The Sub-Advisor may engage in frequent trading to achieve the Fund's investment objective, which may result in turnover in excess of 100%.

The Principal Risks of Investing in the Fund
Performance History

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns. The bar chart shows changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with a broad measure of market performance along with a supplemental measure of bond market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-888-247-3841.

Annual Total Return (For the period ended December 31, 2023)

Best Quarter (12/31/23) +5.27% Worst Quarter (6/30/22) -5.12%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/23
Average Annual Total Returns - Advisors Capital Tactical Fixed Income Fund		1 Year	Since Inception	Inception Date
Advisors Capital Tactical Fixed Income Fund Shares		5.98%	(1.26%)	Mar. 19, 2021
Advisors Capital Tactical Fixed Income Fund Shares | After Taxes on Distributions		4.95%	(1.82%)	Mar. 19, 2021
Advisors Capital Tactical Fixed Income Fund Shares | After Taxes on Distributions and Sales		3.54%	(1.19%)	Mar. 19, 2021
Bloomberg US Aggregate Bond Index (does not reflect deductions for fees, expenses or taxes)	[1]	5.53%	(2.28%)	Mar. 19, 2021
Bloomberg US Intermediate Corporate Bond Index (does not reflect deductions for fees, expenses or taxes)		7.29%	(0.52%)	Mar. 19, 2021
[1]	The Fund has selected the Bloomberg US Aggregate Bond Index as its broad measure of market performance to comply with recent regulatory changes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisors Capital Tactical Fixed Income Fund | General Risks [Member]

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Advisors Capital Tactical Fixed Income Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Advisors Capital Tactical Fixed Income Fund | Management Risk [Member]

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies, the Sub-Advisor has not managed a mutual fund.

Advisors Capital Tactical Fixed Income Fund | Foreign Risk [Member]

Foreign Risk. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Advisors Capital Tactical Fixed Income Fund | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Fixed income securities are also subject to credit risk, extension risk and prepayment risk.

Advisors Capital Tactical Fixed Income Fund | Exchange Traded Funds Risk [Member]

Exchange Traded Funds Risk. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) the ETF. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the ETF's underlying index or benchmark (if any) does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Advisors Capital Tactical Fixed Income Fund | Hedging Risk [Member]

Hedging Risk. The Sub-Advisor's hedging techniques using inverse ETFs may not be effective as an inverse ETF may not fully offset the price decline of a security or group of securities held in the Fund’s portfolio.

Advisors Capital Tactical Fixed Income Fund | High Yield Securities Junk Bond Risk [Member]

High-Yield Securities ("Junk Bond") Risk. The Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds' ability to sell these securities (liquidity risk).

Advisors Capital Tactical Fixed Income Fund | Preferred Stock Risk [Member]

Preferred Stock Risk. To the extent that the Fund invests in shares of preferred stock, the Fund may be subject to additional risks. Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of an issuer's assets. Shareholders may suffer a loss of value if dividends are not paid. Shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Advisors Capital Active All Cap Fund
Summary Section – Advisors Capital Active All Cap Fund
Investment Objective
The Advisors Capital Active All Cap Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisors Capital Active All Cap Fund Advisors Capital Active All Cap Fund Shares
Management Fees	1.62%	[1]
Distribution 12b-1 Fees	0.25%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.91%
[1]	Management fees restated to reflect current fees.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisors Capital Active All Cap Fund | Advisors Capital Active All Cap Fund Shares | USD ($)	194	600	1,032	2,233

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 7.84% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund invests primarily in the common stock of U.S. companies of any capitalization by using exchange-traded funds ("ETFs") and mutual funds in different combinations and weightings. The ETFs and mutual funds ("Underlying Funds") each invest primarily in U.S. common stock of varying market capitalizations, sectors and strategy themes.

The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor"). The Sub-Advisor employs a fund-of-funds strategy focused on ETFs. The Underlying Funds selected typically following an index-tracking strategy however, the Sub-Adviser may also use actively managed Underlying Funds.

The Sub-Adviser seeks to construct a portfolio of Underlying Funds that represents various themes and sub-strategies that will produce above-average risk-adjusted returns when compared to the U.S. equity market as a whole. Underlying Funds include those that track an equity index focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of equity index-tracking Underlying Funds that the Sub-Advisor may choose. The Sub-Advisor uses SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources to gather information used in its fundamental analysis of the economy, sectors and Underlying Funds.

The Fund is typically structured with 5 to 15 Underlying Funds. The Fund is diversified, invested in multiple industries, and the Sub-Advisor uses statistical analysis to avoid what it believes are over exposures to individual industry risk factors. The Sub-Advisor regularly reviews each of the Underlying Funds in the portfolio to confirm that each Underlying Fund continues be consistent with the investment objective of the Fund. The Sub-Advisor primarily sells an Underlying Fund to adjust asset allocation but may also do so when a lower cost Underlying Fund becomes available.

The Principal Risks of Investing in the Fund
Performance History

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns. The bar chart shows changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-888-247-3841.

Annual Total Return (For the period ended December 31, 2023)

Best Quarter (12/31/23) +11.25% Worst Quarter (9/30/23) -3.61%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/23
Average Annual Total Returns - Advisors Capital Active All Cap Fund	1 Year	Since Inception [1]	Inception Date
Advisors Capital Active All Cap Fund Shares	22.80%	14.66%	Dec. 01, 2022
Advisors Capital Active All Cap Fund Shares | After Taxes on Distributions	22.74%	14.52%	Dec. 01, 2022
Advisors Capital Active All Cap Fund Shares | After Taxes on Distributions and Sales	13.50%	11.12%	Dec. 01, 2022
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	26.29%	17.54%	Dec. 01, 2022
[1]	Total return was determined beginning from the Commencement of Investment Operations, December 1, 2022.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisors Capital Active All Cap Fund | Common Stock Risk [Member]

Common Stock Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Advisors Capital Active All Cap Fund | General Risks [Member]

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Advisors Capital Active All Cap Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Advisors Capital Active All Cap Fund | Growth Investing Risk [Member]
Growth Investing Risk. If the Sub-Advisor's perception of an Underlying Fund that focuses on growth companies is wrong, the Underlying Fund may not perform as expected, reducing the Fund's return.
Advisors Capital Active All Cap Fund | Management Risk [Member]

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies and sub-advised other mutual funds, the Sub-Advisor has not managed a mutual fund with this strategy.

Advisors Capital Active All Cap Fund | Sector Risk [Member]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Advisors Capital Active All Cap Fund | Small And Mid Capitalization Companies Risk [Member]

Small- and Mid-Capitalization Companies Risk. The Fund may invest in Underlying Fund that hold stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small- and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small- and mid-capitalization companies are normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Advisors Capital Active All Cap Fund | Value Investing Risk [Member]

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Sub-Advisor to be undervalued may actually be appropriately priced.

Advisors Capital Active All Cap Fund | Risks Of Exchange Traded Funds And Mutual Funds [Member]

Risks of Exchange Traded Funds and Mutual Funds. The Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the Underlying Funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.